Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The amended prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 234,000.00
Final Prospectus	true